Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lease [Abstract]
LEASE

15. LEASE

The Company adopted FASB Accounting Standards Codification, Topic 842, Leases (“ASC 842”) using the modified retrospective approach, electing the practical expedient that allows the Company not to restate its comparative periods prior to the adoption of the standard on January 1, 2019.

The Company applied the following practical expedients in the transition to the new standard and allowed under ASC 842:

●	Reassessment of expired or existing contracts: The Company elected not to reassess, at the application date, whether any expired or existing contracts contained leases, the lease classification for any expired or existing leases, and the accounting for initial direct costs for any existing leases.

●	Use of hindsight: The Company elected to use hindsight in determining the lease term (that is, when considering options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of right-to-use assets.

●	Reassessment of existing or expired land easements: The Company elected not to evaluate existing or expired land easements that were not previously accounted for as leases under ASC 840, as allowed under the transition practical expedient. Going forward, new or modified land easements will be evaluated under ASU No. 2016-02.

●	Separation of lease and non- lease components: Lease agreements that contain both lease and non-lease components are generally accounted for separately.

●	Short-term lease recognition exemption: The Company also elected the short-term lease recognition exemption and will not recognize ROU assets or lease liabilities for leases with a term less than 12 months.

The new leasing standard requires recognition of leases on the consolidated balance sheets as right-of-use (“ROU”) assets and lease liabilities. ROU assets represent the Company’s right to use underlying assets for the lease terms and lease liabilities represent the Company’s obligation to make lease payments arising from the leases. Operating lease ROU assets and operating lease liabilities are recognized based on the present value and future minimum lease payments over the lease term at commencement date. The Company’s future minimum based payments used to determine the Company’s lease liabilities mainly include minimum based rent payments. As most of Company’s leases do not provide an implicit rate, the Company uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The Company recognized lease liabilities, with corresponding ROU assets, based on the present value of unpaid lease payments for existing operating leases longer than twelve months. The ROU assets were adjusted per ASC 842 transition guidance for existing lease-related balances of accrued and prepaid rent, unamortized lease incentives provided by lessors, and restructuring liabilities. Operating lease cost is recognized as a single lease cost on a straight-line basis over the lease term and is recorded in Selling, general and administrative expenses. Variable lease payments for common area maintenance, property taxes and other operating expenses are recognized as expense in the period when the changes in facts and circumstances on which the variable lease payments are based occur.

The Company has no finance leases. The Company’s leases primarily include various office and laboratory spaces, copy machine, and vehicles under various operating lease arrangements. The Company’s operating leases have remaining lease terms of up to approximately five years.

	March 31, 2024	December 31, 2023
	(Unaudited)
ASSETS
Operating lease right-of-use assets	$708,023	$809,283
LIABILITIES
Operating lease liabilities (current)	389,870	401,826
Operating lease liabilities (non-current)	318,153	407,457

Supplemental Information

The following provides details of the Company’s lease expenses:

	Three Months Ended March 31,
	2024	2023
	(Unaudited)
Operating lease expenses	$98,502	$94,299

Other information related to leases is presented below:

	Three months Ended March 31,
	2024	2023
	(Unaudited)
Cash paid for amounts included in the measurement of operating lease liabilities	$98,502	$94,299

	March 31, 2024	December 31, 2023
Weighted Average Remaining Lease Term:
Operating leases	1.42 years	1.73 years

Weighted Average Discount Rate:
Operating leases	1.46%	1.5%

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2024 (excluding three months ended March 31, 2024)	$303,008
2025	350,809
2026	56,916
Thereafter	-
Total future minimum lease payments, undiscounted	710,733
Less: Imputed interest	(2,711)
Present value of future minimum lease payments	$708,022

15. LEASE

The Company adopted FASB Accounting Standards Codification, Topic 842, Leases (“ASC 842”) using the modified retrospective approach, electing the practical expedient that allows the Company not to restate its comparative periods prior to the adoption of the standard on January 1, 2019.

The Company applied the following practical expedients in the transition to the new standard and allowed under ASC 842:

●	Reassessment of expired or existing contracts: The Company elected not to reassess, at the application date, whether any expired or existing contracts contained leases, the lease classification for any expired or existing leases, and the accounting for initial direct costs for any existing leases.

●	Use of hindsight: The Company elected to use hindsight in determining the lease term (that is, when considering options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of right-to-use assets.

●	Reassessment of existing or expired land easements: The Company elected not to evaluate existing or expired land easements that were not previously accounted for as leases under ASC 840, as allowed under the transition practical expedient. Going forward, new or modified land easements will be evaluated under ASU No. 2016-02.

●	Separation of lease and non- lease components: Lease agreements that contain both lease and non-lease components are generally accounted for separately.

●	Short-term lease recognition exemption: The Company also elected the short-term lease recognition exemption and will not recognize ROU assets or lease liabilities for leases with a term less than 12 months.

The new leasing standard requires recognition of leases on the consolidated balance sheets as right-of-use (“ROU”) assets and lease liabilities. ROU assets represent the Company’s right to use underlying assets for the lease terms and lease liabilities represent the Company’s obligation to make lease payments arising from the leases. Operating lease ROU assets and operating lease liabilities are recognized based on the present value and future minimum lease payments over the lease term at commencement date. The Company’s future minimum based payments used to determine the Company’s lease liabilities mainly include minimum based rent payments. As most of Company’s leases do not provide an implicit rate, the Company uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The Company recognized lease liabilities, with corresponding ROU assets, based on the present value of unpaid lease payments for existing operating leases longer than twelve months. The ROU assets were adjusted per ASC 842 transition guidance for existing lease-related balances of accrued and prepaid rent, unamortized lease incentives provided by lessors, and restructuring liabilities. Operating lease cost is recognized as a single lease cost on a straight-line basis over the lease term and is recorded in Selling, general and administrative expenses. Variable lease payments for common area maintenance, property taxes and other operating expenses are recognized as expense in the period when the changes in facts and circumstances on which the variable lease payments are based occur.

The Company has no finance leases. The Company’s leases primarily include various office and laboratory spaces, copy machine, and vehicles under various operating lease arrangements. The Company’s operating leases have remaining lease terms of up to approximately five years.

	December 31, 2023	December 31, 2022
ASSETS
Operating lease right-of-use assets	$809,283	$1,161,141
LIABILITIES
Operating lease liabilities (current)	401,826	369,314
Operating lease liabilities (non-current)	407,457	791,827

Supplemental Information

The following provides details of the Company’s lease expenses:

	Year Ended December 31,
	2023	2022
Operating lease expenses	$358,576	$358,576

Other information related to leases is presented below:

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$385,659	$358,576

	December 31, 2023	December 31, 2022
Weighted Average Remaining Lease Term:
Operating leases	1.73 years	2.48 years

Weighted Average Discount Rate:
Operating leases	1.5%	1.49%

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2024	$404,745
2025	351,352
2026	56,916
2027	-
Thereafter	-
Total future minimum lease payments, undiscounted	813,013
Less: Imputed interest	(3,730)
Present value of future minimum lease payments	$809,283